OTHER ASSETS - Prepaid Tax Assessment Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Prepaid tax assessment	$ 12.2	$ 12.2
Canada Revenue Agency
Income Tax Contingency [Line Items]
Taxes paid	9.5
Alberta Tax and Revenue Administration
Income Tax Contingency [Line Items]
Taxes paid	$ 2.7